ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
Schedule of trade and other receivables

	December 31,	December 31,	December 31,
	2019	2018	2017
Trade accounts receivable	$597,505	$637,421	$1,201,292
Other accounts receivable	118,191	9,722	133,631
	$715,696	$647,143	$1,334,923

Schedule of short-term aging analysis

	December 31,	December 31,	December 31,
	2019	2018	2017
Not past due	$472,257	$361,469	$693,010
Past due 0 - 30 days	14,139	18,614	255,348
30 - 60 days	20,000	—	79,600
60 - 90 days	—	54,428	4,334
90 – 120 days	—	—	139,000
Over 120 days	114,676	238,600	10,000
Loss Allowance	(23,567)	(35,690)	(80,000)
	$597,505	$637,421	$1,201,292